Investment Objectives and Goals - Defiance China Memory ETF	Aug. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE CHINA MEMORY ETF– FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Defiance China Memory ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the BITA China Memory Index (the “Index”).